Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill [Line Items]
Opening balance	$ 357,523	$ 315,441
Current period acquisitions	149,098	36,922
Foreign exchange movement	617	5,160
Closing balance	$ 507,238	$ 357,523